Expense Example	Jul. 25, 2025 USD ($)
T. Rowe Price New Income Fund-Investor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 45
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	668
T. Rowe Price New Income Fund-I Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
T. Rowe Price New Income Fund-Advisor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	668
Expense Example, with Redemption, 10 Years	1,585
T. Rowe Price New Income Fund-R Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	670
Expense Example, with Redemption, 10 Years	1,528
T. Rowe Price New Income Fund-Z Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	$ 0